GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Oct. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill balances and movements for each reportable segments during the period
The following table presents goodwill balances and the movements for each of our reportable segments during the years ended October 31, 2022 and 2023:

	Life Sciences and Applied Markets	Diagnostics and Genomics	Agilent CrossLab	Total
	(in millions)
Goodwill as of October 31, 2021	$1,575	$2,132	$268	$3,975
Foreign currency translation impact	(19)	(11)	(12)	(42)
Goodwill arising from acquisitions and adjustments	19	—	—	19
Goodwill as of October 31, 2022	$1,575	$2,121	$256	$3,952
Foreign currency translation impact	4	1	1	6
Goodwill arising from acquisitions and adjustments	—	15	—	15
Goodwill adjustment related to divestiture of business	—	(13)	—	(13)
Goodwill as of October 31, 2023	$1,579	$2,124	$257	$3,960

Schedule of Acquired Finite-Lived Intangible Assets by Major Class
The component parts of other intangible assets at October 31, 2022 and 2023 are shown in the table below:

	Other Intangible Assets
	Gross Carrying Amount	Accumulated Amortization	Net Book Value
	(in millions)
As of October 31, 2022:
Purchased technology	$1,733	$1,068	$665
Backlog	8	8	—
Trademark/Tradename	196	148	48
Customer relationships	180	105	75
Third-party technology and licenses	32	9	23
Total amortizable intangible assets	$2,149	$1,338	$811
In-Process R&D	10	—	10
Total	$2,159	$1,338	$821
As of October 31, 2023:
Purchased technology	$1,467	$1,093	$374
Trademark/Tradename	196	163	33
Customer relationships	149	112	37
Third-party technology and licenses	34	13	21
Total amortizable intangible assets	$1,846	$1,381	$465
In-Process R&D	10	—	10
Total	$1,856	$1,381	$475

Future Amortization expense for the next five years and thereafter
Future amortization expense related to existing finite-lived purchased intangible assets associated with business combinations for the next five fiscal years and thereafter is estimated below:

Estimated future amortization expense:
(in millions)
2024	$100
2025	$83
2026	$54
2027	$52
2028	$45
Thereafter	$131